Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues
Revenue from contracts with customers	€ 4,640	€ 4,060
EMEA
Revenues
Revenue from contracts with customers	3,093	2,806
Asia Pacific
Revenues
Revenue from contracts with customers	364	535
Americas
Revenues
Revenue from contracts with customers	1,183	719
Systems
Revenues
Revenue from contracts with customers	1,418	2,087
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	1,278	1,816
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	140	271
Systems | EMEA
Revenues
Revenue from contracts with customers	900	1,424
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	144	394
Systems | Americas
Revenues
Revenue from contracts with customers	374	269
Services
Revenues
Revenue from contracts with customers	3,222	1,973
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	3,222	1,973
Services | EMEA
Revenues
Revenue from contracts with customers	2,193	1,382
Services | Asia Pacific
Revenues
Revenue from contracts with customers	220	141
Services | Americas
Revenues
Revenue from contracts with customers	€ 809	€ 450